REPORTABLE SEGMENTS AND GEOGAPHIC INFORMATION (Schedule of Revenues within Geographic Areas) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues by geographic areas:
Revenues	$ 13,126	$ 12,003	$ 11,639
United States [Member]
Revenues by geographic areas:
Revenues	10,251	8,915	8,756
Germany [Member]
Revenues by geographic areas:
Revenues	482	683	1,042
China [Member]
Revenues by geographic areas:
Revenues	211	400	455
Holland [Member]
Revenues by geographic areas:
Revenues	297	317	284
Israel [Member]
Revenues by geographic areas:
Revenues	917	732	377
Other [Member]
Revenues by geographic areas:
Revenues	$ 968	$ 956	$ 725